SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM BORROWINGS
Schedule of short-term bank borrowings

Short-term borrowings are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Pledged loan	82,645,089	—	—
Interest-free loan	34,881,000	—	—
Long-term borrowing due within one year	31,624,560	—	—
Less: borrowing classified as held for sale	(31,624,560)	—	—
Total	117,526,089	—	—